SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Impairment of property, equipment or leasehold improvements			$ 0	$ 0	$ 0
Minimum
Property, Plant and Equipment [Line Items]
Estimated life			3 years
Development And Placement Fee Agreements [Abstract]
General term of the agreement	12 months	12 months	12 months
Maximum
Property, Plant and Equipment [Line Items]
Estimated life			5 years
Development And Placement Fee Agreements [Abstract]
General term of the agreement	83 months	83 months	83 months